UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th Floor
         New York, NY  10017

13F File Number:  028-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Grossman
Title:     General Counsel
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

 /s/   Richard Grossman     New York, NY     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $1,881,608 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        *W EXP 01/19/202 026874156     1910   179511 SH       SOLE                   179511        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    96202  3120400 SH       SOLE                  3120400        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    61660  2000000 SH  CALL SOLE                  2000000        0        0
ARCH CAP GROUP LTD             ORD              G0450A105    30887   829400 SH       SOLE                   829400        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    89888  1416673 SH       SOLE                  1416673        0        0
CIT GROUP INC                  COM NEW          125581801    41203   999100 SH       SOLE                   999100        0        0
COLFAX CORP                    COM              194014106    51318  1456248 SH       SOLE                  1456248        0        0
DONNELLEY R R & SONS CO        COM              257867101    19117  1542900 SH  PUT  SOLE                  1542900        0        0
ELECTRONIC ARTS INC            COM              285512109    21745  1318700 SH  PUT  SOLE                  1318700        0        0
INTEGRA LIFESCIENCES HLDGS C   COM NEW          457985208    29355   846214 SH       SOLE                   846214        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    44606   890700 SH       SOLE                   890700        0        0
OMNICARE INC                   COM              681904108   166539  4682012 SH       SOLE                  4682012        0        0
ORACLE CORP                    COM              68389X105    62790  2153300 SH       SOLE                  2153300        0        0
POST HLDGS INC                 COM              737446104    26656   809489 SH       SOLE                   809489        0        0
ROCKWOOD HLDGS INC             COM              774415103    40712   780665 SH       SOLE                   780665        0        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102   123070  2631395 SH       SOLE                  2631395        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   572393  4065000 SH  PUT  SOLE                  4065000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102   173397  3229587 SH       SOLE                  3229587        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102   131218  2444000 SH  CALL SOLE                  2444000        0        0
VIACOM INC NEW                 CL B             92553P201    28001   590000 SH       SOLE                   590000        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    68941   959119 SH       SOLE                   959119        0        0